Rule 497(e)
                                      Registration Nos. 333-178767 and 811-22652



                      FIRST TRUST VARIABLE INSURANCE TRUST

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                                 (the "Funds")

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2015

                             DATED OCTOBER 22, 2015

      Notwithstanding anything to the contrary in the statement of additional information for the Funds, the following is added to the end of the section entitled "Other Payments to Financial Intermediaries":

      Each Fund also pays an administrative services fee to Participating Insurance Companies equal to 0.20% of the Fund's average daily net assets. The administrative services fee reimburses the Participating Insurance Companies for various recordkeeping and other administrative services related to the Contracts.



       PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE